Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of depreciation using straight-line method over their estimated useful lives
Depreciation is calculated to
write-off
the cost of items of property and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

- Leasehold improvement	Over the shorter of the useful lives of the assets
or lease terms of the associated properties
- Machinery	3-5 years
- Motor vehicles	5 years
- Office equipment and electronic equipment	3-5 years

Schedule of estimated useful lives for the current and comparative periods	The estimated useful lives for the current and comparative periods are as follows:

- Software	5-10 years
- Patent	8 years